STATUTORY RESERVES	12 Months Ended
Dec. 31, 2013
STATUTORY RESERVES
STATUTORY RESERVES

27.                               STATUTORY RESERVES

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Company’s subsidiaries and VIEs located in the PRC (mainland), being foreign invested enterprises established in the PRC (mainland), are required to provide for certain statutory reserves, namely general reserve, enterprise expansion reserve, and staff welfare and bonus reserve, all of which are appropriated from net profit as reported in their PRC statutory accounts.  The Company’s subsidiaries are required to allocate at least 10% of their after-tax profits to the general reserve until such reserve has reached 50% of their respective registered capital.

Appropriations to the enterprise expansion reserve and the staff welfare and bonus reserve are to be made at the discretion of the board of directors of each of the Company’s subsidiaries.

The appropriation to the enterprise expansion reserves by the Company’s PRC (mainland) subsidiaries were $912, $3,205 and $nil for the years ended December 31, 2011, 2012 and 2013.